Equity (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Equity
Share capital	€ 4,005	€ 4,005
Retained earnings	34,043	35,894
Cumulative currency translation differences	3,895	7,209
Perpetual subordinated bonds	3,000
Legal reserve	959	959
Reserve for treasury shares	581	981
Reserve for OCI on cash flow hedging derivatives net of the tax effect	(5)	(465)
Reserve for OCI on defined benefit plans net of tax effect	(165)	(173)
Reserve for OCI on equity-accounted investments	92	60
Reserve for OCI on other investments valued at fair value	36	12
Other reserves	190	190
Treasury shares	(581)	(981)
Net profit (loss) for the year	(8,635)	148
Equity attributable to equity holders of Eni	€ 37,415	€ 47,839